Term Loan Facility (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended	0 Months Ended			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Mar. 25, 2013 Term Loan	Dec. 24, 2012 Term Loan	Sep. 21, 2012 Term Loan	Jun. 30, 2013 Term Loan	Dec. 31, 2012 Term Loan
Term Loan Facility
Amount borrowed					$ 12,000
Payment of term loan facility	6,000	6,000	6,000	6,000
Accrued interest						0	3
Amortization of financing costs	125					125
Deferred financing costs, net of accumulated amortization							$ 125